Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 04, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Registrant Name	JUNIATA VALLEY FINANCIAL CORP
Entity Central Index Key	0000714712
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 72,686,694
Entity Common Stock, Shares Outstanding		4,187,441